PROSPECTUS SUPPLEMENT

March 15, 2021

for

THE GUARDIAN INVESTOR ASSET BUILDER VARIABLE ANNUITY

ISSUED BY

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus and Statement of Additional Information dated May 1, 2018 for The Guardian Investor Asset Builder Variable Annuity, variable annuity contracts (the “Contracts”) issued through The Guardian Separate Account R (the “Separate Account”). Special terms not defined herein have the meanings ascribed to them in the Prospectus.

NOTICE OF FUND SUBSTITUTION

On April 29, 2022 (the “Substitution Date”), in accordance with applicable law, GIAC and the Separate Account will substitute the following “Existing Funds” in which investment divisions (“subaccounts”) of the Separate Account currently invest with the corresponding “Replacement Funds” (the “Substitution”), as set forth in the table below:

Existing Fund	Replacement Fund
Davis Value Portfolio	Guardian Equity Income VIP Fund
Invesco V.I. American Value Fund (Series II)	Guardian Mid Cap Relative Value Fund
MFS® Income Portfolio (Service Class)	Guardian Total Return Bond VIP Fund
MFS® New Discovery Series (Service Class)	Guardian Small Cap Core VIP Fund
MFS Total Return Series (Service Class)	Guardian Balanced Allocation VIP Fund
Value Line Centurion Fund	Guardian All Cap Core VIP Fund
Value Line Strategic Asset Management Trust	Guardian Balanced Allocation VIP Fund
Victory INCORE Investment Quality Bond VIP Series	Guardian Core Fixed Income VIP Fund
Victory INCORE Low Duration Bond VIP Series	Guardian Short Duration Bond VIP Fund

Each Existing Fund will no longer be available as a variable investment option under the Contract after April 29, 2022. Guardian Mid Cap Relative Value VIP Fund and Guardian All Cap Core VIP Fund are current variable investment options under the Contract. The Guardian Short Duration Bond VIP Fund, Guardian Equity Income VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Total Return Bond VIP Fund, Guardian Small Cap Core VIP Fund and Guardian Balanced Allocation VIP Fund will be available as variable investment options under the Contract on or about April 29, 2022. For more information on these new funds please see the revisions to Appendix A below. A summary prospectus for each Replacement Fund accompanies this Supplement.

On the Substitution Date, all subaccount units corresponding to shares of each Existing Fund will be replaced with subaccount units corresponding to shares of the applicable Replacement Fund. In addition, the Existing Funds will be replaced by their corresponding Replacement Funds within the allocation models applicable to the GLWB.

The Substitution will be effected at the relative net asset values of the Existing Funds’ and the Replacement Funds’ shares. Your Contract value immediately prior to the Substitution will equal your Contract value immediately after the Substitution. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The fees and charges under your Contract will not increase as a result of the Substitution. Your rights and the Company’s obligations under your Contract will not be altered in any way.

Please note the following information regarding your transfer rights:

For Contracts without the GLWB

•	From the date of this Supplement until the Substitution Date, you may transfer your Contract value allocated to a subaccount that invests in an Existing Fund to any other subaccount or fixed-rate option available under your Contract free of charge.

•	For 30 days following the Substitution Date, you may transfer your Contract value allocated to a subaccount that invests in a Replacement Fund to any other subaccount or fixed-rate option available under your Contract free of charge.

•	Such transfers will not count as a transfer for purposes of any limitation on the number of transfers permitted under your Contract.

•	From the date of this Supplement until the Substitution Date, and for 30 days after the Substitution Date, except with respect to any market timing/short-term trading limitations as set forth in your Prospectus, GIAC will not exercise any rights reserved by it under the Contracts to impose additional restrictions on transfers between subaccounts.

•	On the Substitution Date, any Contract value remaining in a subaccount that invests in an Existing Fund will be automatically reallocated to the subaccount that invests in the corresponding Replacement Fund.

For Contracts with the GLWB

•	From the date of this Supplement until the Substitution Date, you may transfer the entire amount of your Contract value to any other allocation model available to you under your GLWB free of charge.

•	For 30 days following the Substitution Date, you may transfer the entire amount of your Contract value to any other allocation model available to you under your GLWB free of charge.

•	Such transfers will not count as a transfer for purposes of any limitation on the number of transfers permitted under your Contract. Please note, however, that the investment restrictions applicable to your GLWB will continue to apply during the time periods referenced above.

•	From the date of this Supplement until the Substitution Date, and for 30 days after the Substitution Date, except with respect to any market timing/short-term trading limitations or limitations imposed by the GLWB as set forth in your Prospectus, GIAC will not exercise any rights reserved by it under the Contracts to impose additional restrictions on transfers between subaccounts under the Contracts.

•	On the Substitution Date, the Replacement Funds will immediately replace the Existing Funds within all applicable allocation models. Any Contract value remaining in a subaccount that invests in an Existing Fund on the Substitution Date will be automatically reallocated to the subaccount that invests in the corresponding Replacement Fund.

You may make changes to your investment allocations by submitting your written, electronic or telephone instructions in Good Order by mail to The Guardian Insurance & Annuity Company, Inc., Individual Markets, Annuities, at P. O. Box 981592, El Paso, TX 79998-1592 (regular mail) or 5951 Luckett Ct., Bldg. A, El Paso, TX 79932 (overnight mail), sending an email to GIAC_CRU@glic.com or by calling 1-888 GUARDIAN (1-888-482-7432).

If your Contract value is automatically transferred on the Substitution Date, you will receive a confirmation showing the transfer of your Contract value from each subaccount that invests in an Existing Fund to the subaccount that invests in the corresponding Replacement Fund. Due to the difference in unit values, the number of units you receive in the subaccount investing in the Replacement Fund will be different from the number of units you held in the subaccount investing in the corresponding Existing Fund.

Further, certain administrative programs will be impacted by the Substitution. Specifically:

•	Dollar Cost Averaging (“DCA”) and Automatic Portfolio Rebalancing (“APR”): If you are enrolled in a DCA program or APR that includes an Existing Fund, you may terminate your current allocation instructions and provide new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your enrollment will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

•	Premium Allocation Instructions: If you have premium allocation instructions on file that include an Existing Fund, you may change those allocation instructions by providing new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your premium allocation instructions on file will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

•	Automated Alert Program: If you have any Automated Alerts on file that include an Existing Fund, you may change those Automated Alerts by providing new instructions at any time. If you do not provide new instructions prior to the Substitution Date, your Automated Alert instructions on file will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

Appendix A — Funds Available Under the Contract

Effective April 29, 2022, the following funds are added as variable investment options and each of the Existing Funds listed above are deleted as variable investment options in your prospectus, as amended, in the section entitled “Your Allocation Options — The Variable Investment Options.”

Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC	0.81%	N/A	N/A	N/A
The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.	Guardian Core Fixed Income VIP Fund Park Avenue Institutional Advisers LLC	0.49%	N/A	N/A	N/A
The Fund seeks a high level of current income consistent with growth of capital.	Guardian Equity Income VIP Fund Park Avenue Institutional Advisers LLC	0.55%	N/A	N/A	N/A
The Fund seeks to provide a high level of current income consistent with preservation of capital.	Guardian Short Duration Bond VIP Fund Park Avenue Institutional Advisers LLC	0.50%	N/A	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small Cap Core VIP Fund Park Avenue Institutional Advisers LLC ClearBridge Investments, LLC	1.05%	N/A	N/A	N/A
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian Total Return Bond VIP Fund Park Avenue Institutional Advisers LLC	0.79%	N/A	N/A	N/A

3